Cover	Oct. 04, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 04, 2022
Entity File Number	001-14891
Entity Registrant Name	Franklin Wireless Corp.
Entity Central Index Key	0000722572
Entity Tax Identification Number	95-3733534
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	9707 Waples Street
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	623-0000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.001 per share
Trading Symbol	FKWL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false